Vessels, Port Terminal and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Total
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$1,717,599	$(308,461)	$1,409,138
Additions	123,541	(68,333)	55,208
Balance December 31, 2014	1,841,140	(376,794)	1,464,346
Additions	—	(70,894)	(70,894)
Balance December 31, 2015	1,841,140	(447,688)	1,393,452
Additions	60,115	(73,847)	(13,732)
Transfers	29,695	—	29,695
Balance December 31, 2016	$1,930,950	$(521,535)	$1,409,415

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$103,030	$(17,082)	$85,948
Additions	3,369	(3,385)	(16)
Balance December 31, 2014	106,399	(20,467)	85,932
Additions	2,287	(3,431)	(1,144)
Balance December 31, 2015	108,686	(23,898)	84,788
Additions	2,051	(3,493)	(1,442)
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	$109,224	$(27,391)	$81,833

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$368,626	$(93,782)	$274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	464,966	(111,137)	353,829
Additions	6,188	(20,007)	(13,819)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	470,944	(131,144)	339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	$475,378	$(150,038)	$325,340

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$12,700	$(5,173)	$7,527
Additions	887	(1,378)	(491)
Write-off	(161)	161	—
Balance December 31, 2014	13,426	(6,390)	7,036
Additions	443	(1,558)	(1,115)
Balance December 31, 2015	13,869	(7,948)	5,921
Additions	2,250	(1,475)	775
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	$13,936	$(9,423)	$4,513

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$2,201,955	$(424,498)	$1,777,457
Additions	224,184	(90,451)	133,733
Write-off	(208)	161	(47)
Balance December 31, 2014	2,425,931	(514,788)	1,911,143
Additions	8,918	(95,890)	(86,972)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	2,434,639	(610,678)	1,823,961
Additions	65,154	(97,709)	(32,555)
Transfers	29,695	—	29,695
Balance December 31, 2016	$2,529,488	$(708,387)	$1,821,101